SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of stock option activity

	Number of options outstanding	Weighted average exercise price
	#	$
Balance December 31, 2022	503,030	0.69
Granted	25,253	0.69
Balance, December 31, 2023	528,283	0.69
Granted	–	–
Balance December 31, 2024	528,283	0.69
Granted	277,778	0.39
Balance, December 31, 2025	806,061	0.59

Schedule of outstanding and exercisable stock options

Expiry date	Number of options outstanding	Number of options exercisable	Weighted average exercise price	Weighted average remaining life
	#	#	$	Years
March 22, 2026	202,020	202,020	0.89	0.22
August 24, 2032	73,737	73,737	0.59	6.65
October 12, 2032	227,273	227,273	0.59	6.79
January 16, 2028	25,253	25,253	0.69	2.04
June 12, 2035	277,778	277,778	0.40	9.45
	806,061	806,061	0.59	5.91

Schedule of assumptions

	2025	2024	2023
Share price	$0.30	N/A	$0.59
Option fair value	$0.30	N/A	$0.50
Exercise price	$0.40	N/A	$0.65
Expected life	10.00	N/A	3.25
Risk-free interest rate	4%	N/A	4%
Expected volatility	145%	N/A	174%
Expected annual dividend yield	0.00%	N/A	0.00%

Schedule of broker warrants activity

	Number of broker warrants outstanding	Weighted average exercise price
	#	$
Balance, December 31, 2022	52,440	1.39
Granted	22,253	0.99
Expired	(26,748)	1.19
Balance, December 31, 2023	47,945	1.14
Granted	0	0.00
Expired	(25,692)	1.29
Balance December 31, 2024	22,253	0.99
Granted	284,095	0.94
Expired	(22,253)	0.99
12/31/2025	284,095	0.94

Schedule of outstanding and exercisable broker warrants

Expiry date	Number of broker warrants outstanding	Weighted average exercise price
	#	$
October 25, 2026	48,485	1.19
December 4, 2027	192,320	0.89
December 18, 2027	43,290	0.89
	284,095	0.94

Schedule of assumptions of broker warrants

	2025	2024	2023
Share price	$0.50	N/A	$0.62
Exercise price	$0.94	N/A	$0.99
Expected life	2.0	N/A	2.0
Risk-free interest rate	3.5%	N/A	4.1%
Expected volatility	173%	N/A	117%